Carrying Values of Corporate Bonds and Convertible Bonds (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Amount	¥ 10,000
Amount	30,119	¥ 30,149
Long-term Debt
Debt Instrument [Line Items]
Amount	25,000	25,000
Amount	30,119	30,149
Long-term Debt | Unsecured 0.416% bonds, due May 25, 2015
Debt Instrument [Line Items]
Amount	10,000	10,000
Long-term Debt | Unsecured 0.606% bonds, due May 25, 2017
Debt Instrument [Line Items]
Amount	15,000	15,000
Convertible bonds
Debt Instrument [Line Items]
Add unamortized premium	119	149
Amount	30,119	30,149
Convertible bonds | Unsecured zero coupon convertible bonds, due March 14, 2019
Debt Instrument [Line Items]
Amount	¥ 30,000	¥ 30,000